Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 1	$ 429,885
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 2	394,900
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 3	503,416
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 4	(4,818,786)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 5	1,501,645
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 6	308,838
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 7	(4,388,901)
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 8	1,896,545
Income Taxes Schedule Of Components Of Income Tax Expense (benefit) 9	$ 812,254